[Chapman and Cutler LLP Letterhead]

November 12, 2021

Lisa Larkin

Division of Investment Management
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Amplify ETF Trust
(Registration Nos. 333-207937 and 811-23108)

Ms. Larkin:

On behalf of the Amplify ETF Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 185 and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 190 to the Registrant’s registration statement on Form N-1A (the “Amendment”) for the purpose of registering shares of Amplify Enhanced Inflation Beneficiaries ETF under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. This Registration Statement was previously filed on September 21, 2021 as the Amplify Decentralized Finance & Crypto Exposure ETF.

If we may cooperate with you in any way in the processing of the Registration Statement, please telephone Morrison Warren at (312) 845-3484 or the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L. Draney

Enclosure